FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

9. FAIR VALUE MEASUREMENT

The Company measures at fair value its financial assets and liabilities by using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Fair value is the price that would be received from the sale of an asset or paid to transfer a liability (i.e., an exit price) on the measurement date in an orderly transaction between market participants.

As of December 31, 2019 and 2020, the Company’s financial assets and liabilities were measured at fair value on a recurring basis in periods subsequent to their initial recognition all using the significant other observable inputs, which are Level 2 inputs.

Foreign exchange option and forward contracts

The Company entered into certain foreign currency derivative contracts to protect against volatility of future cash flows caused by the changes in foreign exchange rates. The foreign currency derivative contracts do not qualify for hedge accounting and, as a result, the changes in fair value of the foreign currency derivative contracts are recognized in the consolidated statements of operations.

The Company’s foreign currency derivative instruments relate to foreign exchange options or forward contracts involving major currencies such as Renminbi, Canadian dollars, Brazilian reals, Japanese yen and Australian dollars. Since its derivative instruments are not traded on an exchange, the Company values them using valuation models. Interest rate yield curves and foreign exchange rates are the significant inputs into these valuation models. These inputs are observable in active markets over the terms of the instruments the Company holds, and accordingly, the fair value measurements are classified as Level 2 in the hierarchy. The Company considers the effect of its own credit standing and that of its counterparties in valuations of its derivative financial instruments.

Interest rate swap

In 2016, interest rate swap contracts of total notional amounts of approximately $399,000 were entered into for Recurrent projects and these were designated as cash flow hedges. The interest rate swap contracts were transferred along with the sale of the underlying projects, and the fair value of the residual notional contract amount of approximately $47,439 related to the Roserock back-leverage loan was recorded as derivative liabilities of $2,170 on the balance sheet as of December 31, 2019. In July 2020, the Company completed the sale of its class B membership interests in the Roserock project to an unrelated third party, and consequently all of the Company’s interest rate swap contracts were paid off following the loan repayment.

The estimated fair value of interest rate swaps was measured based on observable market data, which were considered Level 2 inputs.

9. FAIR VALUE MEASUREMENT (Continued)

The fair value of derivative instruments on the consolidated balance sheets as of December 31, 2019 and 2020 and the effect of derivative instruments on the consolidated statements of operations for the years ended December 31, 2018, 2019 and 2020 are as follows:

	Fair Value of Derivative Assets
	At December 31, 2019		At December 31, 2020
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange forward contracts	Derivative assets — current	5,097	Derivative assets — current	22,178
Foreign exchange option contracts	Derivative assets — current	450	Derivative assets — current	1,173
	Total	5,547	Total	23,351

	Fair Value of Derivative Liabilities
	At December 31, 2019		At December 31, 2020
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange forward contracts	Derivative liabilities — current	10,127	Derivative liabilities — current	10,753
Foreign exchange option contracts	Derivative liabilities — current	25	Derivative liabilities — current	2
Interest rate swap	Derivative liabilities — current	329	Derivative liabilities — current	—
Interest rate swap	Derivative liabilities — non-current	1,841	Derivative liabilities — non-current	—
	Total	12,322	Total	10,755

		Amount of Gain (Loss)
		Recognized in Statements
	Location of	of Operations
	Gain (Loss) Recognized	Years Ended December 31
	in Statements of Operations	2018	2019	2020
		$	$	$
Foreign exchange forward contracts	Gain (loss) on change in fair value of derivatives	(16,414)	(20,249)	49,807
Foreign exchange option contracts	Gain (loss) on change in fair value of derivatives	(2,023)	(1,022)	1,376
Interest rate swap	Loss on change in fair value of derivatives	(793)	(947)	(1,182)
	Total	(19,230)	(22,218)	50,001

Other fair value measurements

The Company measures certain long-lived assets or long-term investments at fair value on a non-recurring basis in periods after initial measurement in circumstances when the fair value of such assets is below its recorded cost and impairment is required.

The Company recorded impairment charges for certain manufacturing asset group of $30,968, $21,866 and $11,854 for the years ended December 31, 2018, 2019 and 2020, respectively. The fair value of these assets was measured based on prices offered by unrelated third-party willing buyers and classified as Level 3 fair value measurements as the offering prices are not observable. The impairment was recorded in general and administrative expenses of the CSI Solar segment.

9. FAIR VALUE MEASUREMENT (Continued)

Other fair value measurements (Continued)

The Company also holds financial instruments that are not recorded at fair value in the consolidated balance sheets, but whose fair value is required to be disclosed under the U.S. GAAP.

The carrying values of cash and cash equivalents, restricted cash, trade receivables, billed and unbilled, amounts due from related parties, accounts payables, short-term notes payable, amounts due to related parties and short-term borrowings approximate their fair values due to the short-term maturity of these instruments. Long-term borrowings were $619,477 and $446,090 as of December 31, 2019 and 2020, respectively, which approximate their fair values since most of the borrowings contain variable interest rates. The fair value of long-term borrowings was measured based on discounted cash flow approach, which is classified as Level 2 as the key inputs can be corroborated with market data.

The carrying value of the Company’s outstanding convertible notes was nil and $223,214 as of December 31, 2019 and 2020, respectively, which approximates the fair value.